Prospectus Supplement                                            208688 12/03

dated December 1, 2003 to:
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Putnam High Yield Trust (the "fund")
Class A, B, C, M, and R shares

Prospectus dated December 30, 2002, as supplemented February 28, 2003

Effective December 1, 2003, the fund may impose a redemption fee of 1.00% of the total redemption amount on any shares purchased after December 1, 2003 that are held for less than 90 days.

Effective February 28, 2003 the fund began offering Class R shares to qualified employee benefit plans.

The section entitled "FEES AND EXPENSES" is replaced with the following:

This table summarizes the fees and expenses you may pay if you invest in the fund. Expenses are based on the fund's last fiscal year.

Shareholder Fees (fees paid directly from your investment)
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                                 Class A   Class B   Class C  Class M  Class R
Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of
the offering price)               4.75%      NONE      NONE    3.25%    NONE

Maximum Deferred Sales Charge
(Load) (as a percentage of the
original purchase price or
redemption proceeds, whichever
is lower)                         NONE*     5.00%     1.00%    NONE*    NONE

Redemption Fee**
(as a percentage of total
redemption proceeds)              1.00%     1.00%     1.00%    1.00%   1.00%
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Annual Fund Operating Expenses   (expenses that are deducted from fund
assets)
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                                                           Total Annual
            Management    Distribution        Other       Fund Operating
               Fees       (12b-1) Fees      Expenses         Expenses
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Class A        0.59%         0.25%           0.17%            1.01%
Class B        0.59%         1.00%           0.17%            1.76%
Class C        0.59%         1.00%           0.17%            1.76%
Class M        0.59%         0.50%           0.17%            1.26%
Class R        0.59%         0.50%           0.17%***         1.26%
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  * A deferred sales charge of up to 1% on class A shares and of 0.40% on class M shares may be imposed on certain redemptions of shares bought without an initial sales charge.

 ** The redemption fee may apply to any shares purchased after December 1, 2003 that are redeemed (either by selling or exchanging into another fund) within 90 days of purchase.

*** Other expenses for class R shares are based on the expenses for class
    A shares for the fund's fiscal year.

The "Example" paragraph following "Annual Fund Operating Expenses" is supplemented with respect to class R shares as follows:


EXAMPLE

The example translates the expenses shown in the preceding table into dollar amounts. By doing this, you can more easily compare the cost of investing in the fund to the cost of investing in other mutual funds. The example makes certain assumption. It assumes that you invest $10,000 in the fund's class R shares for the time periods shown and then redeem all your shares at the end of those periods. It also assumes a 5% return on your investment each year and that the fund's operating expenses remain the same. The example is hypothetical; your actual costs and returns may be higher or lower.

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         1 year         3 years         5 years         10 years
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          $128           $400            $692            $1,523
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The section "WHICH CLASS OF SHARES IS BEST FOR ME?" is revised as follows:

The following sentence is added as the second sentence of the first paragraph:

Qualified employee-benefit plans may also choose class R shares.

The following is added after the Class M shares summary:
Class R shares (available to qualified plans only)

* No initial sales charge; your entire investment goes to work for you

* No deferred sales charge

* Lower annual expenses, and higher dividends, than B, C or M shares because of lower 12b-1 fee

* Higher annual expenses, and lower dividends, than class A shares because of higher 12b-1 fee

* No conversion to class A shares, so future 12b-1 fee does not decrease

The section "Distribution (12b-1) plans is replaced with the following:

Distribution (12b-1) plans. The fund has adopted distribution plans to pay for the marketing of fund shares and for services provided to shareholders. The plans provide for payments at annual rates (based on average net assets) of up to 0.35% on class A shares and 1.00% on class B, class C, class M and class R shares. The Trustees currently limit payments on class A, class M and class R shares to 0.25%, 0.50% and 0.50% of average net assets, respectively. Because these fees are paid out of the fund's assets on an ongoing basis, they will increase the cost of your investment. The higher fees for class B, class C, class M and class R shares may cost you more than paying the initial sales charge for class A shares. Because class C and class M shares, unlike class B shares, do not convert to class A shares, class C and class M shares may cost you more over time than class B shares. Class R shares will generally be less expensive than class B shares for shareholders who are eligible to purchase either class.

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In the section entitled "How do I sell fund shares?" the following is inserted after the first paragraph:

The fund imposes a redemption fee of 1.00% of the total redemption amount (calculated at market value) if you sell or exchange your shares after holding them for less than 90 days. In the case of defined contribution plans administered by Putnam, the fee applies to exchanges of shares purchased by exchange after December 1, 2003 that are held in a plan participant's account for less than 90 days. The redemption fee is paid directly to the fund, and is designed to offset brokerage commissions, market impact, and other costs associated with short-term trading. The redemption fee will not apply in certain circumstances, such as redemptions to pay distributions or loans from defined contribution plans administered by Putnam, redemptions of shares purchased directly with contributions by a plan participant or sponsor or loan repayment. The redemption fee will not apply to redemptions from certain omnibus accounts, or in the event of shareholder death or post-purchase disability. For purposes of determining whether the redemption fee applies, the shares that were held the longest will be redeemed first. Administrators, trustees or sponsors of retirement plans may also impose redemption fees. Please see the SAI for details.

Also, in the section entitled "How do I exchange fund shares?" the following replaces the third paragraph:

The exchange privilege is not intended as a vehicle for short-term trading. Excessive exchange activity may interfere with portfolio management and have an adverse effect on all shareholders. In order to limit excessive exchange activity and otherwise to promote the best interests of the fund, the fund imposes a redemption fee of 1.00% of the total exchange amount (calculated at market value) on exchanges of shares held less than 90 days. In the case of defined contribution plans administered by Putnam, the fee applies to exchanges of shares purchased after December 1, 2003 by exchange that are held in a plan participant's account for less than 90 days. Administrators, trustees or sponsors of retirement plans may also impose redemption fees.

The fund also reserves the right to revise or terminate the exchange privilege, limit the amount or number of exchanges or reject any exchange. The fund into which you would like to exchange may also reject your exchange. These actions may apply to all shareholders or only to those shareholders whose exchanges Putnam Management determines are likely to have a negative effect on the fund or other Putnam funds. Consult Putnam Investor Services before requesting an exchange.